VOYA INVESTORS TRUST

VY® Templeton Global Growth Portfolio

(“Portfolio”)

Supplement dated May 11, 2015

to the Portfolio’s Adviser Class, Institutional Class, Service Class, and

Service 2 Class shares Prospectus (“Prospectus”)

dated May 1, 2015

Effective April 21, 2015, Lisa Myers was removed as a portfolio manager for the Portfolio and Heather Arnold was added as a portfolio manager for the Portfolio. The Portfolio’s Prospectus is hereby revised as follows:

1.	All references to Lisa Myers as a portfolio manager of the Portfolio are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Heather Arnold, CFA	Norman J. Boersma, CFA
Portfolio Manager (since 04/15)	Portfolio Manager (since 03/11)
James Harper, CFA	Tucker Scott, CFA
Portfolio Manager (since 0/11)	Portfolio Manager (since 10/07)

3.	The following paragraph is added to the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – VY® Templeton Global Growth Portfolio:”

Heather Arnold, CFA, Portfolio Manager, is the director of research for the Templeton Global Equity Group, as well as a portfolio manager and research analyst. She is the lead portfolio manager for a number of Global, International and European mutual funds and institutional separate accounts. Ms. Arnold joined Templeton Global Advisors in 2008.

4.	Footnote 1 to the table in the section entitled “Management of the Portfolios – Management Fees” is hereby deleted and replaced with the following:

1	At a meeting held on March 12, 2015, the Board approved amending and restating the Portfolios’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for each Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to each Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® Templeton Global Growth Portfolio

(“Portfolio”)

Supplement dated May 11, 2015

to the Portfolio’s Adviser Class, Institutional Class, Service Class, and

Service 2 Class shares Statement of Additional Information (“SAI”)

dated May 1, 2015

Effective April 21, 2015, Lisa Myers was removed as a portfolio manager for the Portfolio and Heather Arnold was added as a portfolio manager for the Portfolio. The Portfolio’s SAI is hereby revised as follows:

1.	All references to Lisa Myers as a portfolio manager of the Portfolio are hereby deleted in their entirety.

2.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management – VY® Templeton Global Growth Portfolio ” in the Portfolio’s SAI is hereby revised to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Heather Arnold, CFA[1]	4	$31,160,900,000	9	$3,608,600,000	16	$2,498,700,000
1	As of March 30, 2015.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Heather Arnold, CFA[1]	None
1	As of March 30, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE